Guarantees and commitments - Lease commitments maturity (Details 5) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Lease commitments
In one year	SFr 583
In two years	563
In three years	508
In four years	477
In five years	373
Thereafter	3,273
Future operating lease commitments	5,777
Less minimum non-cancellable sublease rentals	155
Total net future minimum lease commitments	5,622
Rental expense for operating leases
Minimum rental expense	550	SFr 558	SFr 572
Sublease rental income	(89)	(92)	(81)
Total net expenses for operating leases	461	466	491
Bank
Lease commitments
In one year	575
In two years	556
In three years	502
In four years	473
In five years	370
Thereafter	3,271
Future operating lease commitments	5,747
Less minimum non-cancellable sublease rentals	153
Total net future minimum lease commitments	5,594
Rental expense for operating leases
Minimum rental expense	546	558	572
Sublease rental income	(89)	(92)	(81)
Total net expenses for operating leases	SFr 457	SFr 466	SFr 491